ECONOMIC DEPENDENCE (Details) (Sales Revenues [Member])	12 Months Ended
	Feb. 28, 2015 customer	Feb. 28, 2014 customer
Concentration Risk [Line Items]
Number of key customers	2	1
Customer 1 [Member]
Concentration Risk [Line Items]
Percentage	53.00%	59.00%
Customer 2 [Member]
Concentration Risk [Line Items]
Percentage	16.00%